Prospectus Supplement — September 30, 2011
to the Prospectuses listed below, each as supplemented
Fund	Prospectuses Dated
Columbia Seligman Global Technology Fund	12/30/2010
Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) versions of the Morgan Stanley Capital International (MSCI) World IT Index and the MSCI World Index rather than to the gross dividends (Gross) versions currently reflected in the Fund’s prospectuses. Accordingly, the average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.
Columbia Seligman Global Technology Fund | Class A, B, C, I, R, R4 and R5 Shares

The average annual total returns table in the “Past Performance” section of the prospectus for Class A, Class B, Class C, Class I, Class R, Class R4 and Class R5 shares is hereby replaced with the following:

Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2010)
Average Annual Total Returns Columbia Seligman Global Technology Fund Class A, B, C, I, R, R4 and R5 Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years	Since inception	Inception Date
before taxes Class A	Columbia Seligman Global Technology Fund:	Class A — before taxes			8.74%	7.67%	1.57%
before taxes Class B	Columbia Seligman Global Technology Fund:	Class B — before taxes			9.52%	7.82%	1.39%
before taxes Class C	Columbia Seligman Global Technology Fund:	Class C — before taxes			13.53%	8.13%	1.40%
before taxes Class I	Columbia Seligman Global Technology Fund:	Class I — before taxes			15.85%			24.27%	Aug. 03, 2009
before taxes Class R	Columbia Seligman Global Technology Fund:	Class R — before taxes			14.99%	8.65%		11.35%	Apr. 30, 2003
before taxes Class R4	Columbia Seligman Global Technology Fund:	Class R4 — before taxes			15.55%			23.90%	Aug. 03, 2009
before taxes Class R5	Columbia Seligman Global Technology Fund:	Class R5 — before taxes			15.80%			24.18%	Aug. 03, 2009
after taxes on distributions Class A	Columbia Seligman Global Technology Fund:	Class A — after taxes on distributions			8.59%	7.64%	1.56%
after taxes on distributions and redemption of fund shares Class A	Columbia Seligman Global Technology Fund:	Class A — after taxes on distributions and redemption of fund shares			5.78%	6.65%	1.34%
Morgan Stanley Capital International (MSCI) World IT Index (Net)		Morgan Stanley Capital International (MSCI) World IT Index (Net)	[1]	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	10.50%	3.52%	(1.98%)
Morgan Stanley Capital International (MSCI) World IT Index (Net) Since Inception, 2009-08-03								17.78%	Aug. 03, 2009
Morgan Stanley Capital International (MSCI) World IT Index (Net) Since Inception, 2003-04-30								7.62%	Apr. 30, 2003
MSCI World IT Index (Gross)		MSCI World IT Index (Gross)	[1]	(reflects no deduction for fees, expenses or taxes)	10.81%	3.79%	(1.79%)
MSCI World IT Index (Gross) Since Inception, 2009-08-03								18.15%	Aug. 03, 2009
MSCI World IT Index (Gross) Since Inception, 2003-04-30								7.87%	Apr. 30, 2003
MSCI World Index (Net)		MSCI World Index (Net)	[1]	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	11.76%	2.43%	2.31%
MSCI World Index (Net) Since Inception, 2009-08-03								16.11%	Aug. 03, 2009
MSCI World Index (Net) Since Inception, 2003-04-30								8.15%	Apr. 30, 2003
MSCI World Index (Gross)		MSCI World Index (Gross)	[1]	(reflects no deduction for fees, expenses or taxes)	12.34%	2.99%	2.82%
MSCI World Index (Gross) Since Inception, 2009-08-03								16.69%	Aug. 03, 2009
MSCI World Index (Gross) Since Inception, 2003-04-30								8.71%	Apr. 30, 2003
Lipper Global Science and Technology Funds Index		Lipper Global Science and Technology Funds Index		(reflects no deduction for fees or taxes)	23.41%	7.50%	0.07%
Lipper Global Science and Technology Funds Index Since Inception, 2009-08-03								29.89%	Aug. 03, 2009
Lipper Global Science and Technology Funds Index Since Inception, 2003-04-30								11.08%	Apr. 30, 2003
[1]	On September 30, 2011, the MSCI World IT Index (Net) and the MSCI World Index (Net) replaced the MSCI World IT Index (Gross) and the MSCI World Index (Gross) as the Fund's benchmarks. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the Net versions better reflect how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provide a more appropriate basis for comparing the Fund's performance. Information on both versions of each index will be included for a one-year transition period. Thereafter, only the Net versions will be included.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Seligman Global Fund Series, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.